Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

(8) Derivative Financial Instruments

Derivatives

Advantest uses foreign exchange forward contracts and currency options to manage currency exposure, resulting from changes in foreign currency exchange rates, on trade receivables. However, these contracts do not qualify for hedge accounting since they do not meet the hedging criteria specified in U.S. GAAP.

Foreign exchange contracts generally have terms of several months. These contracts are used to reduce Advantest's risk associated with exchange rate fluctuations, as gains and losses on these contracts are intended to offset exchange losses and gains on underlying exposures. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Advantest does not, as a matter of policy, enter into derivative transactions for the purpose of speculation.

Advantest had foreign exchange contracts to exchange currencies among Japanese yen, US dollar and Euro at March 31, 2010 and 2011. The notional amounts of these contracts at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Foreign exchange contracts	¥3,041	608

The fair value of derivative instruments not designated as hedging instruments under U.S. GAAP at March 31, 2010 and 2011 was as follows:

	Yen (Millions)
	2010		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥0	Other current assets	¥24

Liabilities
Foreign exchange contracts	Other current liabilities	¥29	Other current liabilities	¥6

A loss of ¥278 million was recognized in earnings on foreign exchange contracts, which was included in other income (expense) for the three months ended March 31, 2009.

The effect of derivative instruments not designated as hedging instruments under U.S. GAAP on consolidated statements of operations for the years ended March 31, 2010 and 2011 was as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2010	2011
Foreign exchange contracts	Other income (expense)	¥361	223

Concentration of credit risk

Derivative financial instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Advantest minimizes risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Advantest does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default on its obligations.

Advantest generally does not require or place collateral for these derivative financial instruments.